Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes consists of the following for the year ended December 31, 2022, and 2021:

	December 31
	2022	2021
Federal income taxes:
Current	$-	$-
Deferred	315	(280)
Total federal income taxes	315	(280)

State income taxes:
Current	2,062	4,094
Deferred	496	390
Total state income taxes	2,558	4,484
Total income taxes	$2,872	$4,764

Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate is lower than the U.S. federal and state statutory rates primarily because of the valuation allowance and, to a lesser extent, permanent items. A reconciliation of the 2022 and 2021 federal statutory rate as compared to the effective income tax rate is as follows:

	December 31
	2022		2021
Pre-Tax Book Income at Statutory Rate	$(2,202,718)	21.00%	$(1,363,829)	21.00%
State Tax Expense, net	1,629	-0.02%	3,624	-0.06%
Permanent Items	348,768	-3.33%	425,318	-6.55%
Hanging Credit	811	-0.01%	-	-
True-Ups	(36,554)	0.35%	713,398	-10.98%
Change in Federal Valuation Allowance	1,890,936	-18.03%	226,255	-3.48%
Total Expense	$2,872	-0.03%	$4,764	-0.07%

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax. Significant components of the deferred tax assets and liabilities as of December 31, 2022 and 2021, are as follows:

	December 31
	2022	2021

Deferred tax assets:
Accrued Compensation	$243,056	$150,952
Lease (ASC 842)	342,254	365,602
Charitable Contributions	2,771	136
Stock Option Expense	117,099	75,590
Restricted Stock Unit	62,090	12,929
Net Operating Losses	8,395,160	6,406,223
Org Costs	81,255	72,455
-IRC Sec. 174 Expense	275,519	-
Investment in HRCFG INVO, LLC	123,217	81,234
Equity in earnings - Positib	19,950	3,765
Gross deferred tax assets	9,662,371	7,168,886

Deferred tax liabilities:
Fixed Assets	(21,560)	(26,907)
ROU Lease (ASC 842)	(5,858)	(353,551)
Trademark Amortization	(327,946)	(4,309)
Deferred Revenue	(47)	-
Tax Amortization of Org Cost	(7,222)	-
Gain/Loss on sale of assets	(2,561)	-
Gross deferred tax liability	(365,194)	(384,767)
Less: valuation allowance	(9,299,126)	(6,785,258)
Net deferred tax liability	$(1,949)	$(1,139)